Segment Information	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Information

13. Segment Information

We operate as one operating segment as we only report financial information on an aggregate and consolidated basis to the Chief Executive Officer, our chief operating decision maker, who regularly reviews financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results, and plans for components or types of products or services below the consolidated unit level. As of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), substantially all of our long-lived assets were located in the United States and all revenue was earned in the United States.